Advances to suppliers (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Advances to Suppliers [Line Items]
Current	R$ 104,050	R$ 76,818
Non-current	3,179,413	2,788,262
Total
Advances to Suppliers [Line Items]
Advances to Suppliers.	3,283,463	2,865,080
Forestry development program and partnerships
Advances to Suppliers [Line Items]
Advances to Suppliers.	3,179,413	2,788,262
Advance to suppliers - others
Advances to Suppliers [Line Items]
Advances to Suppliers.	R$ 104,050	R$ 76,818